CAPITAL MANAGEMENT (Details) $ in Thousands	Mar. 31, 2026 CAD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)
Share capital [Abstract]
Debt to EBITDA ratio	3.5
Equity excluding accumulated other comprehensive income	$ 1,607,885	$ 1,542,502
Long-term debt	1,274,725	1,543,678
Lease liabilities	154,688	129,393	$ 111,379
Bank indebtedness	6,744	27,271
Cash and cash equivalents	(284,957)	(225,947)	$ (170,177)
Capital under management	$ 2,759,085	$ 3,016,897
Debt-to-equity ratio	0.89	1.10